GOODWILL AND INTANGIBLES (Tables)	12 Months Ended
Jun. 27, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Changes In Carrying Amount Of Goodwill
The changes in the carrying amount of Goodwill are as follows (in thousands):

	June 27, 2018			June 28, 2017
	Chili’s	Maggiano’s	Consolidated	Chili’s	Maggiano’s	Consolidated
Balance at beginning of year	$125,556	$38,397	$163,953	$125,610	$38,397	$164,007
Changes in goodwill:
Additions	—	—	—	—	—	—
Foreign currency translation adjustment	(145)	—	(145)	(54)	—	(54)
Balance at end of year	$125,411	$38,397	$163,808	$125,556	$38,397	$163,953

Schedule of Intangible Assets
Intangible assets, net are as follows (in thousands):

	June 27, 2018			June 28, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets
Chili’s reacquired franchise rights(1)	$13,611	$(4,438)	$9,173	$16,170	$(4,175)	$11,995
Chili’s other	5,567	(1,215)	4,352	5,985	(1,070)	4,915
	$19,178	$(5,653)	$13,525	$22,155	$(5,245)	$16,910

Indefinite-lived intangible assets
Chili’s liquor licenses	$9,520			$9,670
Maggiano’s liquor licenses	932			932
	$10,452			$10,602

(1)
The gross carrying amount and accumulated amortization include the impact of foreign currency translation on existing balances of $0.1 million and $0.1 million for fiscal 2018 and 2017, respectively. We also recorded an impairment charge of $1.5 million and $0.8 million in Other gains and charges in the Consolidated Statements of Comprehensive Income in fiscal 2018 and fiscal 2017, respectively. See Note 3 - Other Gains and Charges and Note 9 - Fair Value Disclosures and for additional disclosures.